Note 16 - Private Offerings of Common Stock - Fair Value (Details) - Private Placement [Member] - USD ($)			1 Months Ended
	Dec. 10, 2021	Aug. 26, 2021	Aug. 31, 2022	Mar. 31, 2021
Unregistered shares	$ 9,328,000	$ 2,156,000
Warrants	672,000	644,000
Total	10,000,000	2,800,000	$ 1,887,000	$ 495,999
Common Stock [Member]
Unregistered shares	32,895	14,000
Warrants	0	0
Total	32,895	14,000
Additional Paid-in Capital [Member]
Unregistered shares	9,295,105	2,142,000
Warrants	672,000	644,000
Total	$ 9,967,105	$ 2,786,000